Exceptional items	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Exceptional items
7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information. The company considers these items to be significant and accordingly, management has excluded them from their segment measure of performance in Note 5
Segment Reporting
.
The exceptional items included in the statement of profit or loss were as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Restructuring	(33)	(47)
Business and asset disposal (incl. impairment losses)	61	(47)
Acquisition-related costs (business combinations)	(14)	-
Net impact on profit from operations	14	(94)

Exceptional net finance income/(expense)	2 033	368
Exceptional share of results of associates	-	9
Exceptional taxes	(18)	17
Exceptional non-controlling interest	5	5
Net impact on profit	2 034	305
Restructuring charges
for the six-month period ended 30 June 2026 amounted to (33)m US dollar (30 June 2025: (47)m US dollar). These charg
e
s primarily relate to organizational alignments as a result of operational improvements across our supply chain and our commercial and support functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses)
amounted to 61m US dollar net gain for the six-month period ended 30 June 2026, mainly related to the gain on the sale of the Newark brewery in the United States and impairment of non-core assets (30 June 2025: (47)m US dollar).
Acquisition-related costs (business combinations)
amounted to (14)m US dollar related to legal and advisory fees in relation to the acquisition of BeatBox.
See Note 6
Acquisitions and disposals of subsidiaries.
Exceptional net finance income
amounted to
2 033
m US dollar for the six-month period ended 30 June 2026 (30 June 2025: net finance income of 368m US dollar). See Note 8
Finance expense and income
.
Exceptional share of results of associates
amounted to 9m US dollar related to the company’s associate Anadolu Efes for the six-month
period ended 30 June 2025. See Note 13
Investments in associates
.
All the amounts referenced above are before income taxes.
Exceptional taxes
amounted to (18)m US dollar (increase of income taxes) for the six-month period ended 30 June 2026 (30 June 2025 : decrease of income taxes by 17m US dollar). See Note 9
Income taxes
.
Non-controlling interest
on the exceptional items amounted to 5m US dollar for the six-month period ended 30 June 2026 (30 June 2025: 5m US dollar).